INVENTORIES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Raw materials held in custody by other parties for processing		$ 19.6
Write-down of inventories	$ 0.9	$ 10.2	$ 6.6